related party transactions (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($) EquityInstruments	Jun. 30, 2023 CAD ($) EquityInstruments	Dec. 31, 2023 CAD ($)
Transactions with key management personnel
Outstanding liability-accounted share-based compensation awards	$ 0		$ 0		$ 0
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	2,000,000	$ 2,000,000	5,000,000	$ 5,000,000
Transactions with real estate joint venture and associate
Lease liabilities	2,688,000,000		2,688,000,000		2,614,000,000
Key management personnel
Transactions with key management personnel
Short-term benefits	5,000,000	6,000,000	9,000,000	11,000,000
Post-employment pension and other benefits	2,000,000	2,000,000	4,000,000	4,000,000
Share-based compensation	14,000,000	10,000,000	20,000,000	27,000,000
Total	21,000,000	18,000,000	33,000,000	42,000,000
Notional value Awarded in period			46,000,000	43,000,000
Grant-date fair value Awarded in period	52,000,000	45,000,000	$ 52,000,000	$ 45,000,000
Number of months base salary considered for severance payments			18 months
Annual cash bonus as a percentage of base salary upon termination without cause			50.00%
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			1,465,459	1,220,549
Notional value Awarded in period			$ 35,000,000	$ 33,000,000
Grant-date fair value Awarded in period	41,000,000	35,000,000	41,000,000	$ 35,000,000
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	83,000,000		$ 83,000,000		$ 84,000,000
Telus International (Cda) Inc. | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			915,896	353,789
Notional value Awarded in period			$ 11,000,000	$ 10,000,000
Grant-date fair value Awarded in period	$ 11,000,000	$ 10,000,000	$ 11,000,000	$ 10,000,000